Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TOTAL REVENUE	[1]	$ 24,845,924	$ 11,062,775	$ 13,791,303
TOTAL COST		15,503,311	7,119,125	7,189,092
GROSS PROFIT		9,342,613	3,943,650	6,602,211
Administrative expenses		12,389,319	16,707,106	6,657,972
Impairment losses on cryptocurrencies		493,617
Research and development expenses		4,479,045	3,889,126	3,592,843
Selling expenses		694,474	714,147	523,557
LOSS FROM OPERATIONS		(8,713,842)	(17,366,729)	(4,172,161)
Subsidy income		181,620	556,186	431,555
Loss from equity method investment		(814,440)
Other (loss) income, net		(60,143)	(578,766)	238,200
Gain on sales of cryptocurrencies		410,979
Interest income		4,640	4,798	133,517
Interest expense and debt discounts expense, net of interest income		(928,352)	(1,018,013)	(499,852)
Loss before income taxes		(9,919,538)	(18,402,524)	(3,868,741)
Income tax (expense) benefit		(5,321)	71,316	274,480
NET LOSS		(9,924,859)	(18,331,208)	(3,594,261)
Less: net loss attributable to the non-controlling interest			636,433	11,929
NET LOSS ATTRIBUTABLE TO THE COMPANY		$ (9,924,859)	$ (17,694,775)	$ (3,582,332)	[2]
Loss per share - Basic and Diluted*
Basic	[3]	$ (0.77)	$ (2.49)	$ (0.54)
Diluted	[3]	(0.77)	(2.49)	(0.54)
LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic		(0.77)	(2.40)	(0.54)	[2]
Diluted		$ (0.77)	$ (2.40)	$ (0.54)	[2]
Product [Member]
TOTAL REVENUE		$ 10,651,928	$ 6,591,132	$ 3,116,145
TOTAL COST		9,890,346	6,211,647	6,448,965
Products Related Parties [Member]
TOTAL REVENUE		72,779	375,736	7,352,236
Advertising [Member]
TOTAL REVENUE		2,577,712
TOTAL COST		2,193,945
Software [Member]
TOTAL REVENUE		5,174,422	3,080,152	2,246,497
TOTAL COST		582,490	572,054	525,473
Cryptocurrency Mining [Member]
TOTAL REVENUE		5,455,345
TOTAL COST		2,767,186
Other [Member]
TOTAL REVENUE		837,660	869,635	969,751
TOTAL COST		28,469	335,424	156,743
Other Related Parties [Member]
TOTAL REVENUE		76,078	146,120	106,674
System Integration [Member]
TOTAL COST		$ 40,875		$ 57,911

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.
[3]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.